Share-based payments - MIP I (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 27, 2012 MXN ($)	Dec. 24, 2012 $ / shares	Dec. 21, 2012 EquityInstruments $ / shares	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Share-based payments
Cost of MIP related to the vested shares				$ 180,343	$ 90,383
MIP I
Share-based payments
Exercise price of shares | $ / shares		$ 5.31
Amount borrowed by trust	$ 133,723
Maximum term of share options		10 years
Total cost of MIP determined				$ 2,722
Series A and B shares | MIP I
Share-based payments
Number of instruments granted in share-based payment arrangement | EquityInstruments			25,164,126
Shares issued as a percentage of diluted capital stock			3.00%
Exercise price of shares | $ / shares			$ 5.31